Borrowings (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Subtotal of Short-Term Borrowings	[1]	¥ 6,452,022	$ 991,658	¥ 6,142,316
Current portion of long-term debts (note 10(b))	[1]	2,197,985	337,824	810,889
Current portion of medium-term notes (note (11))		1,757,000	270,046	2,057,000
Total short-term borrowings and current portion of long-term debt		10,407,007	1,599,528	9,010,205
Bank Borrowings Guaranteed By Bank Deposits [Member]
Subtotal of Short-Term Borrowings		30,000	4,611	30,000
Bank Borrowings Guaranteed By Related Parties [Member]
Subtotal of Short-Term Borrowings		4,508,449	692,936	4,338,276
Bank Borrowings Guaranteed By Property Plant And Equipment [Member]
Subtotal of Short-Term Borrowings		1,567,107	240,860	1,335,374
Bank Borrowings Guaranteed By Third Parties [Member]
Subtotal of Short-Term Borrowings		34,000	5,226	34,000
Unsecured Debt [Member]
Subtotal of Short-Term Borrowings		¥ 312,466	$ 48,025	¥ 404,666

[1]	Short-term borrowings and current portion of long-term debts consist of the following: